Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222698
Average Annual Return [Line Items]
Average Annual Return, Percent	10.92%	5.57%
Without Sales Load [Member] | C000222699
Average Annual Return [Line Items]
Average Annual Return, Percent	11.13%	5.79%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	8.20%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	6.23%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	6.23%